Exploration and Evaluation Assets - Summary of Capitalized Costs on Projects (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	$ 584,889
Exploration and evaluation assets, ending balance	812,270	$ 584,889
Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	584,889	451,356
Expense arising from exploration for and evaluation of mineral resources	227,381	133,533
Exploration and evaluation assets, ending balance	812,270	584,889
Rook 1 Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	559,428	428,633
Expense arising from exploration for and evaluation of mineral resources	226,671	130,795
Exploration and evaluation assets, ending balance	786,099	559,428
Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	25,461	22,723
Expense arising from exploration for and evaluation of mineral resources	710	2,738
Exploration and evaluation assets, ending balance	26,171	25,461
Camp And Infrastructure [Member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	25,015	13,510
Camp And Infrastructure [Member] | Rook 1 Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	25,015	13,510
Camp And Infrastructure [Member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
General exploration and drilling [Member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	31,059	25,655
General exploration and drilling [Member] | Rook 1 Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	31,059	25,040
General exploration and drilling [Member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	0	615
Environmental, permitting, and engagement [Member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	17,486	16,261
Environmental, permitting, and engagement [Member] | Rook 1 Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	17,486	16,261
Environmental, permitting, and engagement [Member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Technical, engineering and design [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	87,346	38,500
Technical, engineering and design [member] | Rook 1 Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	87,346	38,500
Technical, engineering and design [member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Acquisition and Other Costs [Member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	17,288	3,202
Acquisition and Other Costs [Member] | Rook 1 Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	16,578	1,609
Acquisition and Other Costs [Member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	710	1,593
Labour and Wages [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	33,933	29,494
Labour and Wages [member] | Rook 1 Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	33,933	28,964
Labour and Wages [member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	0	530
Share-based Payments [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	9,889	6,911
Share-based Payments [member] | Rook 1 Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	9,889	6,911
Share-based Payments [member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	0	$ 0
Asset Retirement Obligation Assets [Member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	5,365
Asset Retirement Obligation Assets [Member] | Rook 1 Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	5,365
Asset Retirement Obligation Assets [Member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	$ 0